Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 605,154	$ 741,988
Work in progress	1,463,866	2,030,108
Finished goods	1,366,573	2,089,383
Less: impairment	251,642	241,288	$ 229,239	$ 372,405
Inventories, net	$ 3,183,951	$ 4,620,191